FAIR VALUE MEASUREMENTS (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 77,346,738	$ 65,683,914
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	13,922,485	12,699,152
Southside Bancshares, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,488,490	3,494,096
Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	52,073,092	42,446,588
Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,862,671	7,044,078
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	77,346,738	65,683,914
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	13,922,485	12,699,152
Level 1 | Southside Bancshares, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,488,490	3,494,096
Level 1 | Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	52,073,092	42,446,588
Level 1 | Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,862,671	7,044,078
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Southside Bancshares, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Southside Bancshares, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Collective Investment Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Pooled Separate Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0